Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands	Feb. 16, 2024 USD ($)	Feb. 16, 2024 MXN ($)	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 USD ($) $ / shares shares	Feb. 13, 2024 MXN ($) shares	Jan. 29, 2024	Apr. 25, 2024 MXN ($) Stores	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jan. 01, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								28,050,087	28,050,087	28,050,087
Class A Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								4,000,000
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Share split						3
Major Ordinary Share Transactions | Class A Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				28,050,491	28,050,491
Additional number of shares sold			5,049,088	5,610,098	5,610,098
Initial public offering price | $ / shares			$ 17.5	$ 17.5
Net proceeds received				$ 458,976,159	$ 7,820,862
Promissory Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of promissory notes payable | $	$ 288,116,421
Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes
Disclosure of non-adjusting events after reporting period [line items]
Repayments of promissory notes payable	$ 288,116,421	$ 4,934,138
Damaged by Hurricane Otis
Disclosure of non-adjusting events after reporting period [line items]
Number of stores reopened | Stores							43
Damaged by Hurricane Otis | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Maximum liability limit amount | $							$ 63,197